PROMISSORY NOTE RECEIVABLE	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
PROMISSORY NOTE RECEIVABLE

7.	PROMISSORY NOTE RECEIVABLE

The Company entered into multiple non-interest-bearing promissory note arrangements with AlphaVest Acquisition Corp. (the “SPAC”) to fund costs associated with extending the SPAC’s business combination period and to support its working capital requirements.

Promissory Note 1

On May 2, 2024, the Company issued a promissory note to the SPAC (“Promissory Note 1”), allowing the SPAC to borrow up to an aggregate of $440,000. The note bears no interest and was originally payable on the earlier of (i) December 12, 2024 or (ii) promptly after the date on which the SPAC consummates an initial business combination.

On January 6, 2025, the note was amended and restated to extend the maturity date to promptly after the date the business combination is consummated. On March 25, 2025, the note was further amended to increase the principal amount to $935,000.

●	Outstanding balance as of December 31, 2024: $440,000
●	Outstanding balance as of December 31, 2025: $0

Promissory Note 2

On May 2, 2024, the Company issued a second promissory note to the SPAC (“Promissory Note 2”), allowing the SPAC to borrow up to an aggregate of $126,000. The note bears no interest and was originally payable on the earlier of (i) December 12, 2024 or (ii) promptly after the date on which the SPAC consummates an initial business combination.

On January 6, 2025, the note was amended and restated to extend the maturity date to promptly after the date the business combination is consummated.

●	Outstanding balance as of December 31, 2024: $126,000
●	Outstanding balance as of December 31, 2025: $0

Promissory Note 3

On October 11, 2024, the Company issued a third non-interest-bearing promissory note to the SPAC (“Promissory Note 3”), allowing the SPAC to borrow up to $100,000 to support working capital requirements. The note was originally due on the earlier of (i) December 31, 2024 or (ii) promptly after the date the business combination is consummated.

On January 6, 2025, the note was amended and restated to:

●	(i) extend the maturity date to promptly after the date the business combination is consummated, and
●	(ii) increase the principal amount to $200,000.

On April 13, 2025, the Company further amended the note to increase the principal amount to $350,000.

●	Outstanding balance as of December 31, 2024: $57,449
●	Outstanding balance as of December 31, 2025: $0

Aggregate Activity and Settlement

During the year ended December 31, 2025, the SPAC drew additional amounts under promissory notes. The total outstanding balance under all promissory notes immediately prior to the closing of the Business Combination was $2,117,929.

In connection with the closing of the Business Combination on December 9, 2025, $678,449 of the outstanding balance was repaid in cash. The remaining balance was settled through a combination of (i) an offset against amounts payable to AlphaVest of $1,272,419 and (ii) payments of transaction-related expenses, which were recorded as a reduction to additional paid-in capital.

Upon completion of the reverse recapitalization, all intercompany promissory note balances between the Company and the SPAC, including promissory note receivable and payable balances, were eliminated in consolidation.

As of December 31, 2025 and 2024, the Company’s promissory note receivable balances were $0 and $623,449, respectively.

Credit Risk

The promissory notes were issued to the SPAC in connection with the business combination transaction. Upon completion of the Business Combination, the receivable balances were eliminated through the reverse recapitalization accounting.

Accordingly, the Company does not expect to incur credit losses related to these promissory notes.